Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Line Items]
Total customers, net	$ 111,394,431	$ 107,117,145
Domestic customers
Trade and Other Receivables [Line Items]
Total customers, net	79,069,658	69,979,713
Export customers
Trade and Other Receivables [Line Items]
Total customers, net	$ 32,324,773	$ 37,137,432